PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Total cost	$ 4,055	$ 3,156
Accumulated depreciation	(1,730)	(1,255)
Depreciated cost	2,325	1,901	$ 3,298
Depreciation	531	332
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Total cost	1,260	1,083
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total cost	633	577
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	$ 2,162	$ 1,496